Consolidated Schedule of Investments (unaudited) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 56.0%

Australia — 0.3%
AGL Energy Ltd.	1,849	$28,581
BHP Group Ltd.	111	3,034
Newcrest Mining Ltd.	16,482	298,489
Quintis HoldCo Pty. Ltd. (Acquired 10/22/18, cost $115,835)(a)(b)(c)	218,994	110,403
Rio Tinto Ltd.	120	8,357
Stockland	4,731	12,941

		461,805

Belgium — 0.0%
Anheuser-Busch InBev SA	31	2,602

Brazil — 0.5%
Azul SA, ADR(b)	18,792	548,915
Banco Santander Brasil SA	300	3,343
Notre Dame Intermedica Participacoes SA	47,483	396,202
Petrobras Distribuidora SA	1,732	10,236
TIM Participacoes SA(b)	616	1,869
Vale SA	100	1,306

		961,871

Canada — 1.7%
Canadian National Railway Co.	181	16,203
Canadian Pacific Railway Ltd.	76	15,659
Enbridge, Inc.	24,805	898,389
Goldcorp, Inc.	111	1,270
Husky Energy, Inc.	46	456
Imperial Oil Ltd.	506	13,813
Manulife Financial Corp.	1,408	23,812
Nutrien Ltd.	285	15,031
Suncor Energy, Inc.	26,896	871,677
Teck Resources Ltd., Class B	668	15,456
TransCanada Corp.	20,934	940,217
Wheaton Precious Metals Corp.	12,994	309,304

		3,121,287

Chile — 0.0%
Cia Cervecerias Unidas SA, ADR	1,260	37,120

China — 1.6%
Agile Group Holdings Ltd.	6,000	9,739
Agricultural Bank of China Ltd., Class H	11,000	5,085
Alibaba Group Holding Ltd., ADR(b)	2,225	405,951
Angang Steel Co. Ltd., Class H	4,000	2,931
Angel Yeast Co. Ltd., Class A	20,400	81,802
Anhui Conch Cement Co. Ltd., Class A	700	3,975
Anhui Conch Cement Co. Ltd., Class H	2,000	12,238
BAIC Motor Corp. Ltd., Class H(d)	1,000	655
Baidu, Inc., ADR(b)	91	15,001
Bank of China Ltd., Class H	3,000	1,363
Beijing Capital International Airport Co. Ltd., Class H	36,000	34,193

Security	Shares	Value

China (continued)
Beijing Enterprises Holdings Ltd.	1,500	$8,518
CGN Power Co. Ltd., Class H(d)	5,000	1,396
China CITIC Bank Corp. Ltd., Class H	14,000	8,927
China Communications Services Corp. Ltd., Class H	4,000	3,574
China Construction Bank Corp., Class H	6,000	5,150
China Hongqiao Group Ltd.	6,000	4,522
China Longyuan Power Group Corp. Ltd., Class H	1,000	697
China Mobile Ltd.	2,500	25,511
China Petroleum & Chemical Corp., Class A	14,800	12,605
China Petroleum & Chemical Corp., Class H	36,000	28,572
China Resources Beer Holdings Co. Ltd.	2,000	8,436
China Resources Cement Holdings Ltd.	16,000	16,578
China Resources Gas Group Ltd.	2,000	9,442
China Shenhua Energy Co. Ltd., Class H	5,500	12,552
CITIC Ltd.	6,000	8,969
CNOOC Ltd.	11,000	20,489
Country Garden Holdings Co. Ltd.	3,000	4,697
Country Garden Services Holdings Co. Ltd.(b)	1,114	2,080
Daqin Railway Co. Ltd., Class A	400	496
Dongfeng Motor Group Co. Ltd., Class H	2,000	2,006
Fosun International Ltd.	9,000	15,291
Industrial & Commercial Bank of China Ltd., Class H	33,000	24,235
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	3,700	71,742
Kweichow Moutai Co. Ltd., Class A	2,100	266,226
Luzhou Laojiao Co. Ltd., Class A	6,100	60,317
New Oriental Education & Technology Group, Inc., ADR(b)	2,822	254,234
PetroChina Co. Ltd., Class H	4,000	2,618
Sany Heavy Industry Co. Ltd., Class A	2,500	4,744
SINA Corp.(b)	128	7,583
Sinopec Shanghai Petrochemical Co. Ltd., Class H	28,000	13,350
TAL Education Group, ADR(b)	6,784	244,767
Tencent Holdings Ltd.	21,200	974,941
Tencent Music Entertainment Group, ADR(b)	160	2,896
Tingyi Cayman Islands Holding Corp.	2,000	3,301
Tsingtao Brewery Co. Ltd., Class H	2,000	9,436
Want Want China Holdings Ltd.	83,000	69,046
Wuliangye Yibin Co. Ltd., Class A	4,500	63,501
Yanzhou Coal Mining Co. Ltd., Class H	6,000	5,904
Yum China Holdings, Inc.	1,689	75,853
Zhejiang Expressway Co. Ltd., Class H	6,000	6,887
Zijin Mining Group Co. Ltd., Class A	1,500	779
Zijin Mining Group Co. Ltd., Class H	20,000	8,281

		2,944,082

Czech Republic — 0.1%
CEZ A/S	3,062	71,957

Denmark — 0.1%
Carlsberg A/S, Class B	265	33,138
Danske Bank A/S	129	2,267
Novo Nordisk A/S, Class B	3,463	180,995

		216,400

Finland — 0.0%
Nokia OYJ	2,742	15,620

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 2.3%
Cie de Saint-Gobain	2,004	$72,663
Cie Generale des Etablissements Michelin SCA	44	5,198
Danone SA	19,556	1,505,831
Dassault Aviation SA	197	290,595
Eiffage SA	1,373	131,984
Engie SA	983	14,659
Kering SA	61	34,990
L’Oreal SA	19	5,117
Natixis SA	1,366	7,317
Publicis Groupe SA	262	14,028
Safran SA	5,783	792,622
Sanofi	1,926	170,305
Societe Generale SA	1,079	31,176
Sodexo SA	7,288	802,550
TOTAL SA, ADR(e)	274	15,248
Unibail-Rodamco-Westfield	2,044	335,078
Vivendi SA	26	753

		4,230,114

Germany — 1.1%
adidas AG	85	20,674
Allianz SE (Registered)	88	19,610
Bayer AG (Registered)	8,449	544,047
Deutsche Boerse AG	14	1,795
Evonik Industries AG	616	16,810
Fresenius SE & Co. KGaA	11,756	657,066
Knorr-Bremse AG(b)	5,944	591,301
SAP SE	178	20,578
Vonovia SE	971	50,391

		1,922,272

Hong Kong — 0.9%
CK Asset Holdings Ltd.	500	4,453
CK Infrastructure Holdings Ltd.	10,500	86,183
CLP Holdings Ltd.	8,000	92,789
Hang Lung Properties Ltd.	44,000	107,467
HKT Trust & HKT Ltd.(f)	37,000	59,483
Hongkong Land Holdings Ltd.	2,600	18,506
Hysan Development Co. Ltd.	2,000	10,720
I-CABLE Communications Ltd.(b)	7,664	102
Jardine Matheson Holdings Ltd.	1,800	112,373
Link REIT	6,500	76,100
Power Assets Holdings Ltd.	3,500	24,283
Sino Land Co. Ltd.	24,000	46,471
Sun Hung Kai Properties Ltd.	52,166	896,771
Swire Pacific Ltd., Class A	5,000	64,404
WH Group Ltd.(d)	13,500	14,440
Wharf Real Estate Investment Co. Ltd.	8,000	59,622

		1,674,167

India — 1.0%
Coal India Ltd.	19,412	66,447
HCL Technologies Ltd.	785	12,333
Hero MotoCorp Ltd.	1,686	62,131
Hindustan Petroleum Corp. Ltd.	1,638	6,737
Housing Development Finance Corp. Ltd.	19,646	558,004
Infosys Ltd.	725	7,781
Maruti Suzuki India Ltd.	1,894	182,334
Nestle India Ltd.	3	474
Oil & Natural Gas Corp. Ltd.	19,510	44,995
Reliance Industries Ltd.	44,625	878,233
Tata Consultancy Services Ltd.	294	8,497

		1,827,966

Security	Shares	Value

Indonesia — 0.0%
Bank Central Asia Tbk. PT	34,200	$66,737

Italy — 0.5%
Enel SpA	74,266	475,882
Eni SpA	892	15,760
RAI Way SpA(d)	36,721	189,894
Snam SpA	5,677	29,203
Telecom Italia SpA	22,476	12,765
Telecom Italia SpA(b)	265,023	165,068
UniCredit SpA	729	9,365

		897,937

Japan — 7.0%
Aeon Co. Ltd.	300	6,284
Ajinomoto Co., Inc.	36,000	576,252
Alfresa Holdings Corp.	1,900	54,144
Alps Alpine Co. Ltd.	920	19,235
Astellas Pharma, Inc.	27,050	406,448
Canon Marketing Japan, Inc.	1,700	33,515
Daicel Corp.	6,800	74,058
Daikin Industries Ltd.	2,500	293,862
Daiwa House Industry Co. Ltd.	100	3,185
Denso Corp.	13,530	528,607
Dowa Holdings Co. Ltd.	1,000	32,929
East Japan Railway Co.	10,327	997,238
Eisai Co. Ltd.	100	5,627
Exedy Corp.	1,200	26,068
GS Yuasa Corp.	2,300	45,225
Hino Motors Ltd.	3,100	26,171
Hitachi Chemical Co. Ltd.	2,400	53,410
Hitachi Ltd.	1,000	32,491
Hoya Corp.	8,801	582,954
Japan Airlines Co. Ltd.	26,400	930,324
Japan Aviation Electronics Industry Ltd.	3,300	46,114
JFE Holdings, Inc.	200	3,404
Kajima Corp.	100	1,479
Kamigumi Co. Ltd.	1,600	37,109
KDDI Corp.	3,200	68,919
Keyence Corp.	100	62,520
Kinden Corp.	6,600	109,521
Koito Manufacturing Co. Ltd.	9,900	562,845
Kuraray Co. Ltd.	2,500	31,891
Kyowa Hakko Kirin Co. Ltd.	300	6,547
Kyudenko Corp.	900	28,278
Mabuchi Motor Co. Ltd.	1,800	62,778
Maeda Road Construction Co. Ltd.	1,700	33,062
Medipal Holdings Corp.	2,200	52,346
Mitsubishi Electric Corp.	41,300	532,869
Mitsubishi Estate Co. Ltd.	3,900	70,765
Mitsubishi Heavy Industries Ltd.	300	12,484
Mitsubishi Motors Corp.	300	1,599
Mitsubishi Tanabe Pharma Corp.	100	1,339
Mitsubishi UFJ Financial Group, Inc.	2,200	10,881
Mitsui & Co. Ltd.	300	4,668
Murata Manufacturing Co. Ltd.	10,620	531,478
Nichias Corp.	1,900	37,730
Nippo Corp.	1,600	29,890
Nippon Telegraph & Telephone Corp.	1,420	60,536
Nippon Television Holdings, Inc.	4,100	61,551

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	4,900	$258,275
Okumura Corp.	1,954	62,141
Olympus Corp.	19,200	208,881
Ono Pharmaceutical Co. Ltd.	700	13,755
Oracle Corp.	200	13,450
Otsuka Holdings Co. Ltd.	200	7,875
Panasonic Corp.	700	6,036
Rohm Co. Ltd.	3,660	229,317
Seino Holdings Co. Ltd.	2,300	30,736
Seven & i Holdings Co. Ltd.	900	33,957
Shimamura Co. Ltd.	400	33,901
Shin-Etsu Chemical Co. Ltd.	8,020	674,874
Shiseido Co. Ltd.	200	14,481
Sony Corp.	800	33,777
Stanley Electric Co. Ltd.	1,100	29,642
Subaru Corp.(e)	30,460	695,484
Sumitomo Chemical Co. Ltd.	2,700	12,604
Sumitomo Mitsui Financial Group, Inc.	100	3,502
Suzuken Co. Ltd.	900	52,204
Suzuki Motor Corp.	18,461	818,337
Sysmex Corp.	200	12,115
T&D Holdings, Inc.	300	3,159
Takeda Pharmaceutical Co. Ltd.	100	4,095
Toagosei Co. Ltd.	5,400	57,206
Toda Corp.	8,600	53,016
Tokyo Gas Co. Ltd.	24,016	650,107
Tokyo Steel Manufacturing Co. Ltd.	8,900	77,446
Toray Industries, Inc.	39,900	254,617
Toshiba Corp.	600	19,124
Toyota Industries Corp.	9,414	473,043
TV Asahi Holdings Corp.	3,000	52,778
Ube Industries Ltd.	13,960	287,842
Unicharm Corp.	200	6,630
Yahoo Japan Corp.	1,600	3,924
Yamato Kogyo Co. Ltd.	1,300	35,554
ZOZO, Inc.(e)	21,000	397,023

		12,811,538

Malaysia — 0.0%
Malaysia Airports Holdings Bhd.	13,800	24,513

Mexico — 0.0%
America Movil SAB de CV	22,076	15,786
Cemex SAB de CV(b)	5,071	2,367
Grupo Financiero Banorte SAB de CV, Class O	237	1,288
Grupo Televisa SAB	316	698

		20,139

Netherlands — 2.4%
ABN AMRO Group NV, CVA(d)	32,647	736,012
Adyen NV(b)(d)	8	6,275
ASML Holding NV	132	24,809
Koninklijke Ahold Delhaize NV	440	11,715
Koninklijke Philips NV	33,498	1,368,647
NXP Semiconductors NV	315	27,843
Royal Dutch Shell plc, Class A	49,469	1,552,074
Royal Dutch Shell plc, Class B	751	23,736
Royal Dutch Shell plc, ADR, Class A	9,036	565,563

		4,316,674

Norway — 0.0%
Equinor ASA	302	6,620

Security	Shares	Value

Peru — 0.0%
Southern Copper Corp.(e)	346	$13,729

Portugal — 0.0%
Jeronimo Martins SGPS SA	3,132	46,245

Singapore — 0.5%
CapitaLand Ltd.	284,600	767,894
ComfortDelGro Corp. Ltd.	37,100	70,514
Genting Singapore Ltd.	24,300	18,692
Singapore Telecommunications Ltd.	29,300	65,418
United Overseas Bank Ltd.	3,200	59,704

		982,222

South Africa — 0.0%
Aspen Pharmacare Holdings Ltd.	513	3,314
Kumba Iron Ore Ltd.	26	779
MultiChoice Group Ltd.(b)	4	33
Old Mutual Ltd.	5,960	9,044

		13,170

South Korea — 0.6%
Coway Co. Ltd.	773	64,354
Doosan Bobcat, Inc.	877	23,896
E-MART, Inc.	58	8,799
Hana Financial Group, Inc.	404	12,972
Industrial Bank of Korea	650	8,048
KB Financial Group, Inc.	170	6,290
KT&G Corp.	5,029	458,579
LG Chem Ltd.	266	85,920
LG Electronics, Inc.	288	19,096
NCSoft Corp.	130	56,834
POSCO	322	71,903
Samsung Electro-Mechanics Co. Ltd.	8	740
Samsung Electronics Co. Ltd.	609	24,021
Samsung SDS Co. Ltd.	30	6,224
Shinhan Financial Group Co. Ltd.	656	24,359
SK Telecom Co. Ltd.	314	69,541
S-Oil Corp.	624	49,254

		990,830

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	1,384	7,908
CaixaBank SA	2,806	8,775
Cellnex Telecom SA(d)	28,921	849,058

		865,741

Sweden — 0.0%
Sandvik AB	503	8,181
Telefonaktiebolaget LM Ericsson, Class B	1,260	11,607

		19,788

Switzerland — 0.9%
Glencore plc(b)	3,972	16,460
Nestle SA (Registered)	16,863	1,607,894
Roche Holding AG	32	8,818
Swiss Re AG	82	8,015

		1,641,187

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 0.9%
Cathay Financial Holding Co. Ltd.	49,000	$71,576
Cheng Shin Rubber Industry Co. Ltd.	22,341	30,445
Chunghwa Telecom Co. Ltd.	113,000	401,823
Far EasTone Telecommunications Co. Ltd.	69,000	166,446
Formosa Chemicals & Fibre Corp.	15,000	54,652
Formosa Petrochemical Corp.	12,000	45,048
Formosa Plastics Corp.	17,000	60,512
Fubon Financial Holding Co. Ltd.	59,000	88,198
Globalwafers Co. Ltd.	1,000	9,879
Hon Hai Precision Industry Co. Ltd.(b)	28,760	68,734
MediaTek, Inc.	1,000	9,194
Nan Ya Plastics Corp.	22,000	56,411
Taiwan Mobile Co. Ltd.	55,000	198,975
Taiwan Semiconductor Manufacturing Co. Ltd.	36,000	288,326
Uni-President Enterprises Corp.	38,000	92,339

		1,642,558

Thailand — 0.2%
Advanced Info Service PCL	15,300	88,853
Intouch Holdings PCL, Class F	39,600	71,127
PTT Global Chemical PCL	33,900	72,001
Siam Cement PCL (The)	4,900	74,497
Thai Oil PCL	22,700	49,726

		356,204

Turkey — 0.0%
Turkiye Is Bankasi A/S, Class C	654	649

United Arab Emirates — 0.2%
NMC Health plc	12,752	380,096

United Kingdom — 1.5%
Barclays plc	1,640	3,303
Berkeley Group Holdings plc	1,253	60,238
Diageo plc	116	4,747
Experian plc	167	4,520
Fiat Chrysler Automobiles NV(b)	442	6,602
GlaxoSmithKline plc	1,331	27,653
GW Pharmaceuticals plc, ADR(b)	667	112,436
HSBC Holdings plc	74,516	605,506
Kingfisher plc	147,439	452,154
Liberty Global plc, Class A(b)	15,102	376,342
Liberty Global plc, Class C(b)	439	10,628
National Grid plc	2,010	22,312
Rolls-Royce Holdings plc(b)	537	6,324
SSE plc	249	3,852
Vodafone Group plc	608,915	1,109,595
WPP plc	29	306

		2,806,518

United States — 31.2%
Abbott Laboratories	821	65,631
AbbVie, Inc.	517	41,665
Accenture plc, Class A	213	37,492
Adobe, Inc.(b)	182	48,501
AES Corp.	848	15,332
Agilent Technologies, Inc.	50	4,019
Air Products & Chemicals, Inc.	6,797	1,297,955
Allergan plc	114	16,691
Alliance Data Systems Corp.	45	7,874

Security	Shares	Value

United States (continued)
Ally Financial, Inc.	336	$9,237
Alphabet, Inc., Class A(b)	25	29,422
Alphabet, Inc., Class C(b)	2,227	2,612,962
Altria Group, Inc.	18,018	1,034,774
Amazon.com, Inc.(b)	890	1,584,867
American Airlines Group, Inc.	355	11,275
American Electric Power Co., Inc.	4	335
American Tower Corp.	284	55,965
American Water Works Co., Inc.	928	96,753
Ameriprise Financial, Inc.	354	45,347
Amgen, Inc.	297	56,424
Anadarko Petroleum Corp.	583	26,515
Anthem, Inc.	5,752	1,650,709
Apple, Inc.	11,454	2,175,687
AT&T, Inc.	85	2,666
Autodesk, Inc.(b)	116	18,075
Automatic Data Processing, Inc.	93	14,856
Bank of America Corp.	1,101	30,377
Bank of New York Mellon Corp. (The)	312	15,734
Baxter International, Inc.	743	60,413
BB&T Corp.	16	744
Berkshire Hathaway, Inc., Class B(b)	570	114,507
Biogen, Inc.(b)	1,358	321,004
Boeing Co. (The)	151	57,594
Booking Holdings, Inc.(b)	13	22,684
Bristol-Myers Squibb Co.	712	33,969
Broadcom, Inc.	2	601
Capital One Financial Corp.	144	11,763
Cardinal Health, Inc.	240	11,556
Carnival Corp.	421	21,353
Caterpillar, Inc.	127	17,207
CenterPoint Energy, Inc.	342	10,499
CH Robinson Worldwide, Inc.	747	64,982
Charles Schwab Corp. (The)	14,094	602,659
Charter Communications, Inc., Class A(b)	3,767	1,306,810
Chevron Corp.	371	45,700
Chubb Ltd.	4,175	584,834
Cisco Systems, Inc.	1,320	71,267
Citigroup, Inc.	4,432	275,759
Cloudera, Inc.(b)	29,036	317,654
CMS Energy Corp.	1,722	95,640
Cognizant Technology Solutions Corp., Class A	139	10,071
Colgate-Palmolive Co.	17,979	1,232,281
Comcast Corp., Class A(e)(g)	51,823	2,071,884
ConocoPhillips	213	14,216
Corning, Inc.	898	29,724
Costco Wholesale Corp.	84	20,340
CSX Corp.	778	58,210
Cummins, Inc.	64	10,104
CVS Health Corp.	14,927	805,013
DaVita, Inc.(b)	9,729	528,187
Dell Technologies, Inc., Class C(b)	12	704
Delta Air Lines, Inc.	229	11,828
Devon Energy Corp.	339	10,699
Discover Financial Services	235	16,723
Dollar Tree, Inc.(b)	8,618	905,235
Domo, Inc., Class B(b)	8,140	328,286
Dover Corp.	6,860	643,468
DowDuPont, Inc.	11,779	627,938
Dropbox, Inc., Class A(b)	24,291	529,544
DXC Technology Co.	457	29,390
Eaton Corp. plc	168	13,534
eBay, Inc.	438	16,267
Edwards Lifesciences Corp.(b)	78	14,924

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Emerson Electric Co.	12,455	$852,794
Equinix, Inc.	1,436	650,738
Equity Residential	7,012	528,144
Estee Lauder Cos., Inc. (The), Class A	9	1,490
Eversource Energy	1,294	91,809
Exelon Corp.	1,265	63,414
Expedia Group, Inc.	203	24,157
Exxon Mobil Corp.	24,481	1,978,065
Facebook, Inc., Class A(b)	4,080	680,095
Fidelity National Information Services, Inc.	148	16,739
Fieldwood Energy, Inc.(b)(c)	2,201	77,035
Fifth Third Bancorp	686	17,301
FirstEnergy Corp.	2,300	95,703
FleetCor Technologies, Inc.(b)	3,933	969,838
Fortune Brands Home & Security, Inc.	614	29,233
General Electric Co.	1,191	11,898
General Motors Co.	468	17,363
Gilead Sciences, Inc.	11,819	768,353
Global Payments, Inc.	368	50,239
Goldman Sachs Group, Inc. (The)	236	45,310
Hartford Financial Services Group, Inc. (The)	1,118	55,587
HCA Healthcare, Inc.	3,760	490,229
Helmerich & Payne, Inc.	243	13,501
Hewlett Packard Enterprise Co.	1,078	16,634
Home Depot, Inc. (The)	139	26,673
HP, Inc.	421	8,180
Humana, Inc.	74	19,684
Huntsman Corp.	443	9,963
Illumina, Inc.(b)	50	15,534
Intel Corp.	1,193	64,064
International Business Machines Corp.	288	40,637
Intuit, Inc.	238	62,216
Intuitive Surgical, Inc.(b)	14	7,988
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(a)(b)(c)	6,968	—
Johnson & Johnson	15,346	2,145,217
JPMorgan Chase & Co.	13,302	1,346,561
KAR Auction Services, Inc.	6,397	328,230
KeyCorp.	40	630
KLA-Tencor Corp.	169	20,180
Kohl’s Corp.	208	14,304
Kroger Co. (The)	94	2,312
Lear Corp.	69	9,364
Liberty Broadband Corp., Class A(b)	1,141	104,561
Liberty Broadband Corp., Class C(b)	4,905	449,985
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	4,093	156,271
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	6,858	262,250
Lockheed Martin Corp.	6	1,801
Lookout, Inc. (Acquired 03/04/15, cost $16,643)(a)(b)(c)	1,457	15
Lowe’s Cos., Inc.	1,116	122,168
Marathon Petroleum Corp.	10,152	607,597
Marsh & McLennan Cos., Inc.	13,647	1,281,453
Masco Corp.	1,467	57,668
Mastercard, Inc., Class A(e)	297	69,929
McDonald’s Corp.	125	23,737
McKesson Corp.	166	19,432
Medtronic plc	320	29,146
Merck & Co., Inc.	1,113	92,568
MetLife, Inc.	350	14,899
Micron Technology, Inc.(b)	384	15,871
Microsoft Corp.	15,472	1,824,768
Mondelez International, Inc., Class A	1,140	56,909
Monster Beverage Corp.(b)	42	2,292

Security	Shares	Value

United States (continued)
Morgan Stanley	10,937	$461,541
Mylan NV(b)	290	8,219
Newmont Mining Corp.	15,158	542,202
NextEra Energy Partners LP	6,120	285,437
NextEra Energy, Inc.	5,478	1,059,007
NIKE, Inc., Class B	427	35,958
Norfolk Southern Corp.	146	27,286
Northrop Grumman Corp.	66	17,794
NRG Energy, Inc.	350	14,868
Occidental Petroleum Corp.	188	12,446
Omnicom Group, Inc.	922	67,297
ONEOK, Inc.	13,170	919,793
Oracle Corp.	5,132	275,640
Packaging Corp. of America	162	16,100
Paychex, Inc.	282	22,616
PayPal Holdings, Inc.(b)	238	24,714
PepsiCo, Inc.	754	92,403
Pfizer, Inc.	29,234	1,241,568
Philip Morris International, Inc.	9,068	801,521
Phillips 66	552	52,534
Procter & Gamble Co. (The)	425	44,221
Progressive Corp. (The)	85	6,128
Prudential Financial, Inc.	154	14,150
PVH Corp.	111	13,536
QUALCOMM, Inc.	10,214	582,504
Raytheon Co.	6,234	1,135,087
Reinsurance Group of America, Inc.	137	19,451
Rockwell Automation, Inc.	92	16,142
Ross Stores, Inc.	201	18,713
Royal Caribbean Cruises Ltd.	251	28,770
Schlumberger Ltd.	1,183	51,543
Sempra Energy	3,311	416,722
Starbucks Corp.	514	38,211
State Street Corp.	112	7,371
Stryker Corp.	357	70,515
SunTrust Banks, Inc.	9,952	589,656
Symantec Corp.	593	13,633
Sysco Corp.	171	11,416
Target Corp.	208	16,694
Thermo Fisher Scientific, Inc.	253	69,251
Travelers Cos., Inc. (The)	584	80,101
Union Pacific Corp.	204	34,109
United Continental Holdings, Inc.(b)	273	21,780
United Parcel Service, Inc., Class B	53	5,922
United Technologies Corp.	7,931	1,022,227
UnitedHealth Group, Inc.	1,903	470,536
US Bancorp	1,307	62,984
Valero Energy Corp.	205	17,390
VeriSign, Inc.(b)	136	24,692
Verizon Communications, Inc.	23,048	1,362,828
VF Corp.	153	13,297
Visa, Inc., Class A	507	79,188
Vistra Energy Corp.	3,592	93,500
VMware, Inc., Class A	218	39,351
Vornado Realty Trust	437	29,471
Walmart, Inc.	483	47,107
Walt Disney Co. (The)	194	21,540
Waste Management, Inc.	104	10,807
Wells Fargo & Co.	30,751	1,485,888
Welltower, Inc.	2,112	163,891
Western Digital Corp.	11,889	571,385
Weyerhaeuser Co.	3,162	83,287
Williams Cos., Inc. (The)	61,021	1,752,523
Wyndham Destinations, Inc.	288	11,661

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Xcel Energy, Inc.		1,870	$105,113
Yum! Brands, Inc.		252	25,152
Zoetis, Inc.		155	15,604
Zynga, Inc., Class A(b)		89,286	475,894

			57,115,521

Total Common Stocks — 56.0% (Cost: $95,505,117)			102,505,879

		Par (000)

Corporate Bonds — 4.7%

Australia — 0.4%
Quintis Australia Pty. Ltd.(c)(d)(h):
7.50%, (7.50% Cash or 8.00% PIK), 10/01/26	USD	360	347,166
12.00%, (0.00% Cash or 0.00% PIK), 10/01/28	USD	427	426,980

			774,146

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(b)(d)(i)	USD	166	4,775

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(b)(i)(j)(k)	USD	300	3,000

France — 0.1%
Danone SA, 2.59%, 11/02/23(d)	USD	200	195,713

India — 0.0%
REI Agro Ltd.(b)(i)(j):
5.50%, 11/13/14(d)	USD	220	2
5.50%, 11/13/14(c)	USD	152	—

			2

Japan — 0.2%
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	USD	398	412,859

Luxembourg — 0.0%
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(d)	USD	37	38,572

Netherlands — 0.1%
ING Groep NV, 4.10%, 10/02/23	USD	200	205,566

Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(d)(j)	SGD	250	182,393

Security		Par (000)	Value

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/20(b)(c)(d)(i)(j)	USD	800	$146,000

United Kingdom — 0.1%
HSBC Holdings plc, (LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(l)	USD	200	200,489

United States — 3.6%
Allergan Funding SCS, 3.45%, 03/15/22	USD	123	124,108
Allergan Sales LLC, 5.00%, 12/15/21(d)	USD	63	65,564
Altria Group, Inc.:
3.80%, 02/14/24	USD	74	75,316
4.40%, 02/14/26	USD	116	119,229
American Express Co., 3.70%, 08/03/23	USD	277	283,860
Apple, Inc.:
3.35%, 02/09/27	USD	226	230,645
3.20%, 05/11/27	USD	217	218,800
AvalonBay Communities, Inc., 3.50%, 11/15/24	USD	28	28,642
Bank of America Corp.:
3.30%, 01/11/23	USD	133	134,689
4.13%, 01/22/24	USD	116	121,549
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(l)	USD	30	30,852
4.00%, 01/22/25	USD	71	72,408
Becton Dickinson and Co.:
3.13%, 11/08/21	USD	129	129,525
2.89%, 06/06/22	USD	181	180,155
3.36%, 06/06/24	USD	57	57,000
BP Capital Markets America, Inc., 3.79%, 02/06/24	USD	107	111,042
Broadcom, Inc., 3.13%, 04/15/21(d)	USD	230	229,729
Capital One Financial Corp.:
3.20%, 01/30/23	USD	93	93,120
3.30%, 10/30/24	USD	66	65,346
Cigna Corp.(d):
3.40%, 09/17/21	USD	176	177,790
3.75%, 07/15/23	USD	149	152,770

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Comcast Corp., 3.70%, 04/15/24	USD	256	$264,454
CVS Health Corp., 3.70%, 03/09/23	USD	398	404,400
eBay, Inc., 2.75%, 01/30/23	USD	69	68,143
Edgewell Personal Care Co., 4.70%, 05/19/21	USD	13	13,179
Energy Transfer Operating LP, 4.05%, 03/15/25	USD	40	40,559
Enterprise Products Operating LLC:
3.35%, 03/15/23	USD	178	180,661
3.90%, 02/15/24	USD	40	41,527
3.75%, 02/15/25	USD	40	41,290
Gilead Sciences, Inc.:
3.25%, 09/01/22	USD	130	132,423
3.70%, 04/01/24	USD	143	147,661
Goldman Sachs Group, Inc. (The): (LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(l)	USD	129	127,510
3.63%, 02/20/24	USD	151	152,544
Hughes Satellite Systems Corp., 7.63%, 06/15/21	USD	21	22,575
Marsh & McLennan Cos., Inc., 3.88%, 03/15/24	USD	74	76,753
McDonald’s Corp., 3.35%, 04/01/23	USD	82	83,685
NextEra Energy Capital Holdings, Inc., 2.90%, 04/01/22	USD	125	125,109
Northrop Grumman Corp., 2.55%, 10/15/22	USD	129	127,575
Philip Morris International, Inc., 3.60%, 11/15/23	USD	51	52,470
QUALCOMM, Inc.:
2.60%, 01/30/23	USD	65	64,238
2.90%, 05/20/24	USD	169	166,127
Simon Property Group LP, 2.75%, 06/01/23	USD	51	50,912
Starbucks Corp., 3.10%, 03/01/23	USD	130	131,330
TransDigm, Inc., 6.25%, 03/15/26(d)	USD	333	346,819
Verizon Communications, Inc., 3.50%, 11/01/24	USD	144	147,447
Vistra Operations Co. LLC, 5.63%, 02/15/27(d)	USD	115	119,600
Walgreen Co., 3.10%, 09/15/22	USD	132	132,859
Wells Fargo & Co.:
3.07%, 01/24/23	USD	26	26,035
3.75%, 01/24/24	USD	83	85,413

Security		Par (000)	Value

United States (continued)
Wells Fargo Bank NA, 3.55%, 08/14/23	USD	250	$256,508
Williams Cos., Inc. (The):
3.70%, 01/15/23	USD	104	105,875
4.55%, 06/24/24	USD	59	62,280

			6,500,100

Total Corporate Bonds — 4.7% (Cost: $10,045,984)			8,663,615

Floating Rate Loan Interests — 0.2%(m)

United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.75%, 04/11/23	USD	75	63,420
Fieldwood Energy LLC, Term Loan, (LIBOR USD 1 Month + 5.25%), 7.75%, 04/11/22	USD	56	53,451
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 4.24%, 10/25/23	USD	169	168,225

			285,096

Total Floating Rate Loan Interests — 0.2% (Cost: $246,647)			285,096

Foreign Government Obligations — 2.0%

Argentina — 0.8%
Republic of Argentina:
3.38%, 01/15/23	EUR	110	98,717
6.88%, 01/26/27	USD	543	438,744
5.88%, 01/11/28	USD	741	567,751
7.82%, 12/31/33	EUR	313	303,515

			1,408,727

Australia — 0.2%
Commonwealth of Australia, 3.00%, 03/21/47	AUD	552	438,858

Canada — 0.2%
Canadian Government Bond, 0.75%, 03/01/21	CAD	434	319,871

Germany — 0.8%
Federal Republic of Germany, 0.50%, 02/15/28	EUR	1,225	1,456,521

Total Foreign Government Obligations — 2.0% (Cost: $3,854,724)			3,623,977

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies — 1.3%(b)(n)
iShares Gold Trust(u)		165,357	$2,047,120
SPDR Gold Shares(g)		3,545	432,525

Total Investment Companies — 1.3% (Cost: $2,601,186)			2,479,645

Preferred Securities — 2.8%
		Par (000)

Capital Trusts — 0.9%

United Kingdom — 0.4%(m)(o)
HSBC Holdings plc, 6.37%	USD	235	236,469
Lloyds Bank plc, 13.00%	GBP	155	342,327

			578,796

United States — 0.5%
American Express Co., Series C, 4.90%(m)(o)	USD	88	87,520
Citigroup, Inc.(m)(o):
Series O, 5.87%	USD	291	293,910
Series Q, 5.95%	USD	118	119,180
Goldman Sachs Group, Inc. (The), Series M, 5.38%(m)(o)	USD	137	138,199
Morgan Stanley, Series H, 5.45%(m)(o)	USD	97	97,242
NBCUniversal Enterprise, Inc., 5.25%(d)(o)	USD	100	101,500
Prudential Financial, Inc.(m):
5.63%, 06/15/43	USD	49	50,960
5.87%, 09/15/42	USD	74	78,255
USB Capital IX, 3.81%(m)(o)	USD	37	29,045

			995,811

Total Capital Trusts — 0.9% (Cost: $1,556,361)			1,574,607

		Shares

Preferred Stocks — 1.4%

Brazil — 0.0%
Braskem SA (Preference)		369	4,764
Itau Unibanco Holding SA (Preference)		8,888	77,658

			82,422

Germany — 0.3%
Henkel AG & Co. KGaA (Preference)		4,725	482,774

South Korea — 0.0%
Samsung Electronics Co. Ltd. (Preference)(b)		429	13,737

Security		Shares	Value

United States — 1.1%
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $127,944)(a)(b)(c)		46,081	$117,507
Grand Rounds, Inc., Series D (Acquired 05/01/18, cost $51,112)(a)(b)(c)		21,089	53,144
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $243,061)(a)(b)(c)		21,278	121,497
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $272,246)(a)(b)(c)		44,412	282,016
Uber Technologies, Inc., Series D (Acquired 06/06/14, cost $418,728)(a)(b)(c)		26,992	1,386,849
Wells Fargo & Co., Series L, 7.50%(j)(o)		57	73,664

			2,034,677

Total Preferred Stocks — 1.4% (Cost: $1,730,333)			2,613,610

Trust Preferreds — 0.5%

China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/01/19(d)(j)		2,682	545,546

United States — 0.2%(m)
Citigroup Capital XIII, 9.12%, 10/30/40		6,206	169,734
GMAC Capital Trust I, Series 2, 8.47%, 02/15/40		6,800	177,072

			346,806

Total Trust Preferreds — 0.5% (Cost: $589,999)			892,352

Total Preferred Securities — 2.8% (Cost: $3,876,693)			5,080,569

		Par (000)

U.S. Treasury Obligations — 26.5%
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23	USD	1,666	1,677,093
U.S. Treasury Notes:
1.50%, 11/30/19(n)	USD	3,346	3,324,690
2.88%, 09/30/23 - 11/30/25	USD	11,704	12,024,833
2.63%, 12/31/23 - 01/31/26	USD	9,697	9,874,087
2.50%, 01/31/24	USD	9,189	9,295,763
2.38%, 02/29/24	USD	5,838	5,875,782
2.13%, 03/31/24	USD	3,418	3,399,339
3.00%, 10/31/25(g)(p)	USD	2,875	2,994,380

Total U.S. Treasury Obligations — 26.5% (Cost: $47,572,751)			48,465,967

Total Long-Term Investments — 93.5% (Cost: $163,703,102)			171,104,748

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Short-Term Securities — 8.1%

Foreign Government Obligations — 3.5%(q)

Japan — 3.5%
Japan Treasury Bills:
(0.26)%, 04/04/19	JPY	148,000	$1,335,385
(0.19)%, 04/22/19	JPY	97,900	883,417
(0.28)%, 05/09/19	JPY	117,700	1,062,194
(0.27)%, 05/13/19	JPY	116,800	1,054,093
(0.25)%, 05/20/19	JPY	116,800	1,054,130
(0.21)%, 05/27/19	JPY	117,700	1,062,289

			6,451,508

Total Foreign Government Obligations — 3.5% (Cost: $6,518,335)			6,451,508

		Shares

Money Market Funds — 1.9%(r)(u)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%		715,475	715,475
SL Liquidity Series, LLC, Money Market Series, 2.67%(s)		2,858,855	2,859,713

Total Money Market Funds — 1.9% (Cost: $3,575,141)			3,575,188

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Time Deposits — 0.0%

Canada — 0.0%
Brown Brothers Harriman & Co., 0.80%, 04/01/19	CAD	—(t)	$74

Europe — 0.0%
Citibank NA, (0.57)%, 04/01/19	EUR	20	22,989

Japan — 0.0%
Brown Brothers Harriman & Co., (0.27)%, 04/01/19	JPY	322	2,905

Singapore — 0.0%
Brown Brothers Harriman & Co., 0.90%, 04/01/19	SGD	—(t)	1

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.37%, 04/01/19	GBP	2	1,993

United States — 0.0%
Brown Brothers Harriman & Co., 2.43%, 04/01/19	USD	1	937

Total Time Deposits — 0.0% (Cost: $28,899)			28,899

U.S. Treasury Obligations — 2.7%
U.S. Treasury Bills(q):
2.36%, 04/02/19	USD	1,000	999,934
2.40%, 04/18/19	USD	1,000	998,883
2.42%, 04/11/19	USD	3,000	2,998,022

Total U.S. Treasury Obligations — 2.7% (Cost: $4,996,789)			4,996,839

Total Short-Term Securities — 8.1% (Cost: $15,119,164)			15,052,434

Total Options Purchased — 0.2% (Cost: $948,833)			332,745

Total Investments Before Options Written and Investments Sold Short — 102.0% (Cost: $179,771,099)			186,489,927

Total Options Written — (0.4)% (Premiums Received — $600,751)			(729,533)

Security	Shares	Value

Investments Sold Short — (0.2)%

Common Stocks — (0.2)%

Japan — (0.2)%
SUMCO Corp.	9,800	$(109,624)
Yaskawa Electric Corp.	4,800	(151,553)

		(261,177)

Total Common Stocks — (0.2)% (Proceeds: $305,662)		(261,177)

Total Investments Sold Short — (0.2)% (Proceeds: $305,662)		(261,177)

Total Investments Net of Options Written and Investments Sold Short — 101.4% (Cost: $178,864,686)		185,499,217

Liabilities in Excess of Other Assets — (1.4)%		(2,603,067)

Net Assets — 100.0%		$182,896,150

(a)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,071,431, representing 1.13% of its net assets as of period end, and an original cost of $1,245,569.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security, or a portion of the security, is on loan.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	Variable rate security. Rate shown is the rate in effect as of period end.
(n)	All or a portion of the security is held by a wholly-owned subsidiary.
(o)	Perpetual security with no stated maturity date.
(p)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

(q)	Rates are discount rates or a range of discount rates as of period end.
(r)	Annualized 7-day yield as of period end.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Amount is less than $500.
(u)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	572,384	143,091	(b)	—	715,475	$715,475	$5,656		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,217,730	641,125	(b)	—	2,858,855	2,859,713	2,791	(c)	593	108
iShares Gold Trust	126,072	39,285		—	165,357	2,047,120	—		—	13,729

						$5,622,308	$8,447		$593	$13,837

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Yen Denominated Nikkei 225 Index	3	06/13/19	288	$1,808
EURO STOXX 50 Index	68	06/21/19	2,496	(52,777)
NASDAQ 100 E-Mini Index	5	06/21/19	740	(16,572)
S&P 500 E-Mini Index	3	06/21/19	426	(2,794)

				$(70,335)

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,370,125	JPY	148,000,000	BNP Paribas SA	04/04/19	$34,539
GBP	611,000	USD	782,201	JPMorgan Chase Bank NA	04/12/19	14,003
USD	897,230	JPY	97,900,000	Goldman Sachs International	04/22/19	12,332
USD	294,829	AUD	413,000	Bank of America NA	04/26/19	1,438
USD	1,082,657	JPY	117,700,000	JPMorgan Chase Bank NA	05/09/19	17,281
JPY	62,120,993	USD	557,877	JPMorgan Chase Bank NA	05/13/19	4,572
JPY	54,679,007	USD	492,621	UBS AG	05/13/19	2,447
USD	1,077,456	JPY	116,800,000	Citibank NA	05/13/19	19,938
GBP	688,000	USD	890,899	Barclays Bank plc	05/16/19	7,194
USD	1,072,565	JPY	116,800,000	JPMorgan Chase Bank NA	05/20/19	14,542
GBP	357,000	USD	466,089	JPMorgan Chase Bank NA	05/23/19	96
USD	451,875	EUR	394,000	Bank of America NA	05/23/19	7,955
JPY	117,700,000	USD	1,059,668	Morgan Stanley & Co. International plc	05/28/19	7,089
USD	1,068,137	JPY	117,700,000	Goldman Sachs International	05/28/19	1,379
SEK	8,008,393	EUR	767,000	JPMorgan Chase Bank NA	06/20/19	338

						145,143

EUR	388,000	USD	444,141	JPMorgan Chase Bank NA	04/25/19	(8,055)
JPY	97,761,664	USD	896,000	Morgan Stanley & Co. International plc	04/25/19	(12,103)
JPY	99,249,000	USD	913,952	Goldman Sachs International	04/26/19	(16,523)
NOK	2,888,000	USD	343,957	Barclays Bank plc	05/02/19	(8,721)
JPY	98,467,000	USD	903,602	Bank of America NA	05/10/19	(12,254)
JPY	151,951,000	USD	1,385,283	Bank of America NA	05/17/19	(9,129)
JPY	116,800,000	USD	1,064,247	Bank of America NA	05/20/19	(6,223)
EUR	394,000	USD	448,164	Bank of America NA	05/23/19	(4,244)
USD	68,571	INR	4,944,294	Citibank NA	05/28/19	(2,105)
USD	388,722	INR	28,017,706	JPMorgan Chase Bank NA	05/28/19	(11,774)
EUR	799,000	USD	909,356	Morgan Stanley & Co. International plc	06/05/19	(8,106)
EUR	797,000	USD	900,550	Morgan Stanley & Co. International plc	06/13/19	(962)
USD	427,828	AUD	608,000	BNP Paribas SA	06/13/19	(4,471)
ZAR	7,840,000	USD	543,753	Barclays Bank plc	06/14/19	(5,215)

						(109,885)

	Net Unrealized Appreciation					$35,258

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
2Y-10Y CMS Index Cap	0.50%	Goldman Sachs International	02/27/20	USD	14,713	$5,824	$19,127	$(13,303)
2Y-10Y CMS Index Cap	0.50	Goldman Sachs International	08/27/20	USD	14,948	12,326	38,117	(25,791)

						$18,150	$57,244	$(39,094)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
SPDR Gold Shares(a)	Societe Generale SA	5,338	04/18/19	USD	123.00	USD	651	$3,683
GBP Currency	UBS AG	—	05/15/19	USD	1.32	GBP	2,721	39,883
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	2,871	05/17/19	USD	120.00	USD	350	8,828
BP plc	UBS AG	17,142	06/21/19	USD	52.00	USD	749	427
ConocoPhillips Co	UBS AG	9,003	06/21/19	USD	75.00	USD	601	4,322
Occidental Petroleum Corp	UBS AG	7,980	06/21/19	USD	92.50	USD	528	95
Royal Dutch Shell plc	UBS AG	9,785	06/21/19	USD	77.00	USD	612	157
SPDR Gold Shares(a)	Societe Generale SA	5,963	06/21/19	USD	124.00	USD	728	9,869
Suncor Energy, Inc	UBS AG	11,597	06/21/19	USD	45.00	USD	376	232
SPDR Gold Shares(a)	JPMorgan Chase Bank NA	4,879	06/28/19	USD	125.00	USD	595	7,146
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	2,934	07/19/19	USD	128.00	USD	358	3,181
Facebook, Inc	UBS AG	5,361	09/20/19	USD	165.00	USD	894	81,513
SPDR Gold Shares(a)	Societe Generale SA	7,722	09/20/19	USD	126.00	USD	942	18,726
TOTAL SA	UBS AG	12,113	09/20/19	USD	70.00	USD	674	1,731
TOPIX Banks Index	Bank of America NA	134,228	12/13/19	JPY	191.28	JPY	19,923	684
TOPIX Banks Index	Morgan Stanley & Co. International plc	254,099	12/13/19	JPY	191.28	JPY	37,716	1,295
Alphabet, Inc	JPMorgan Chase Bank NA	324	01/17/20	USD	1,225.00	USD	380	26,193
Anadarko Petroleum Corp	Credit Suisse International	3,417	01/17/20	USD	67.50	USD	155	2,426
BP plc	Nomura International plc	15,954	01/17/20	USD	45.00	USD	698	30,871
CVS Health Corp	JPMorgan Chase Bank NA	2,397	01/17/20	USD	78.50	USD	129	1,895
Halliburton Co	Citibank NA	6,585	01/17/20	USD	50.00	USD	193	527
Johnson & Johnson	Bank of America NA	2,430	01/17/20	USD	155.00	USD	340	6,379
JPMorgan Chase & Co	Citibank NA	2,402	01/17/20	USD	114.50	USD	243	5,508
Schlumberger Ltd	Credit Suisse International	4,427	01/17/20	USD	45.00	USD	193	15,605
Schlumberger Ltd	UBS AG	5,511	01/17/20	USD	70.00	USD	240	496
Sumitomo Mitsui Financial Group, Inc	Morgan Stanley & Co. International plc	6,991	03/13/20	JPY	4,756.33	JPY	27,097	3,186
TOPIX Banks Index	BNP Paribas SA	181,254	03/13/20	JPY	194.04	JPY	26,904	1,523
TOPIX Banks Index	Morgan Stanley & Co. International plc	161,095	04/10/20	JPY	192.04	JPY	23,911	1,664
Sumitomo Mitsui Financial Group, Inc	Morgan Stanley & Co. International plc	5,643	09/11/20	JPY	4,816.24	JPY	21,872	3,484
Sumitomo Mitsui Financial Group, Inc	Morgan Stanley & Co. International plc	5,646	12/11/20	JPY	4,894.87	JPY	21,884	3,564
EURO STOXX Bank Index	Barclays Bank plc	3,161	03/19/21	EUR	136.97	EUR	295	2,352
EURO STOXX Bank Index	UBS AG	3,260	06/18/21	EUR	134.92	EUR	304	2,517

								289,962

Put
S&P 500 Index	Barclays Bank plc	642	04/18/19	USD	2,450.00	USD	1,820	337
S&P 500 Index	Goldman Sachs International	775	05/17/19	USD	2,775.00	USD	2,197	24,296

								24,633

								$314,595

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Apple, Inc	UBS AG	1,059	04/05/19	USD	181.25	USD	201	$(9,464)
Charter Communications, Inc	Credit Suisse International	538	04/05/19	USD	352.40	USD	187	(2,177)
Comcast Corp	Nomura International plc	4,934	04/05/19	USD	38.32	USD	197	(8,368)
Dollar Tree, Inc	Morgan Stanley & Co. International plc	1,841	04/05/19	USD	103.80	USD	193	(3,486)
JPMorgan Chase & Co	Citibank NA	1,765	04/05/19	USD	107.41	USD	179	(9)
Microsoft Corp	Citibank NA	1,716	04/05/19	USD	110.49	USD	202	(12,909)
Raytheon Co	Morgan Stanley & Co. International plc	1,014	04/05/19	USD	182.86	USD	185	(2,074)
Verizon Communications, Inc	Nomura International plc	3,234	04/05/19	USD	56.15	USD	191	(9,800)
USD Currency	Morgan Stanley & Co. International plc	—	04/11/19	ZAR	15.00	USD	726	(2,710)
S&P 500 Index	Goldman Sachs International	775	05/17/19	USD	2,950.00	USD	2,197	(5,464)
ConocoPhillips Co	UBS AG	9,003	06/21/19	USD	85.00	USD	601	(180)
TOTAL SA	UBS AG	12,113	09/20/19	USD	75.00	USD	674	(444)
TOPIX Banks Index	Bank of America NA	134,228	12/13/19	JPY	221.29	JPY	19,923	(107)
TOPIX Banks Index	Morgan Stanley & Co. International plc	254,099	12/13/19	JPY	221.29	JPY	37,716	(202)
Alphabet, Inc	JPMorgan Chase Bank NA	324	01/17/20	USD	1,350.00	USD	380	(11,633)
Anadarko Petroleum Corp	Credit Suisse International	3,417	01/17/20	USD	76.00	USD	155	(1,040)
Comcast Corp	Citibank NA	5,994	01/17/20	USD	37.50	USD	240	(27,722)
CVS Health Corp	JPMorgan Chase Bank NA	2,397	01/17/20	USD	87.50	USD	129	(491)
Johnson & Johnson	Bank of America NA	2,430	01/17/20	USD	170.00	USD	340	(1,349)
JPMorgan Chase & Co	Citibank NA	2,402	01/17/20	USD	125.50	USD	243	(1,694)
Sumitomo Mitsui Financial Group, Inc	Morgan Stanley & Co. International plc	6,991	03/13/20	JPY	5,679.90	JPY	27,097	(615)
TOPIX Banks Index	BNP Paribas SA	181,254	03/13/20	JPY	237.47	JPY	26,904	(196)
TOPIX Banks Index	Morgan Stanley & Co. International plc	161,095	04/10/20	JPY	233.87	JPY	23,911	(250)

								(102,384)

Put
S&P 500 Index	Goldman Sachs International	775	05/17/19	USD	2,550.00	USD	2,197	(4,611)
SPDR Gold Shares(a)	JPMorgan Chase Bank NA	2,440	06/28/19	USD	119.00	USD	298	(1,959)
SPDR Gold Shares(a)	Morgan Stanley & Co. International plc	2,934	07/19/19	USD	120.00	USD	358	(3,838)
SPDR Gold Shares(a)	Societe Generale SA	5,346	09/20/19	USD	118.00	USD	652	(6,522)
TOPIX Banks Index	Bank of America NA	134,228	12/13/19	JPY	156.59	JPY	19,923	(19,858)
TOPIX Banks Index	Morgan Stanley & Co. International plc	254,099	12/13/19	JPY	156.59	JPY	37,716	(37,587)
Alphabet, Inc	JPMorgan Chase Bank NA	324	01/17/20	USD	860.00	USD	380	(3,370)
Anadarko Petroleum Corp	Credit Suisse International	3,417	01/17/20	USD	46.00	USD	155	(20,238)
BP plc	Nomura International plc	15,954	01/17/20	USD	36.00	USD	698	(14,798)
CVS Health Corp	JPMorgan Chase Bank NA	2,397	01/17/20	USD	56.00	USD	129	(16,692)
Facebook, Inc	UBS AG	12,059	01/17/20	USD	155.00	USD	2,010	(127,825)
Halliburton Co	Citibank NA	6,585	01/17/20	USD	35.00	USD	193	(45,436)
Johnson & Johnson	Bank of America NA	2,430	01/17/20	USD	109.00	USD	340	(3,923)
JPMorgan Chase & Co	Citibank NA	2,402	01/17/20	USD	87.25	USD	243	(8,015)
Schlumberger Ltd	Credit Suisse International	4,427	01/17/20	USD	33.00	USD	193	(5,067)
Schlumberger Ltd	UBS AG	5,511	01/17/20	USD	52.50	USD	240	(58,279)
Sumitomo Mitsui Financial Group, Inc	Morgan Stanley & Co. International plc	6,991	03/13/20	JPY	3,832.77	JPY	27,097	(19,865)
TOPIX Banks Index	BNP Paribas SA	181,254	03/13/20	JPY	155.80	JPY	26,904	(28,365)
TOPIX Banks Index	Morgan Stanley & Co. International plc	161,095	04/10/20	JPY	157.82	JPY	23,911	(28,506)
Sumitomo Mitsui Financial Group, Inc	Morgan Stanley & Co. International plc	3,762	09/11/20	JPY	3,820.96	JPY	14,582	(15,968)
Sumitomo Mitsui Financial Group, Inc	Morgan Stanley & Co. International plc	3,764	12/11/20	JPY	3,786.60	JPY	14,589	(15,246)
EURO STOXX Bank Index	Barclays Bank plc	2,107	03/19/21	EUR	110.23	EUR	196	(70,225)
EURO STOXX Bank Index	UBS AG	2,144	06/18/21	EUR	106.38	EUR	200	(70,956)

								(627,149)

								$(729,533)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	135	$(9,183)	$(8,242)	$(941)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund						Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value
0.84%	Annual	6 month EURIBOR	Semi-Annual	02/15/28	EUR	682	$(33,086)	$—	$(33,086)
0.84%	Annual	6 month EURIBOR	Semi-Annual	02/15/28	EUR	660	(32,015)	—	(32,015)
0.99%	Annual	6 month EURIBOR	Semi-Annual	10/29/28	EUR	3,679	(240,196)	—	(240,196)
3 month LIBOR	Quarterly	3.20%	Semi-Annual	10/29/28	USD	4,649	361,506	—	361,506

							$56,209	$—	$56,209

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
EURO STOXX Banks Net Return Index	EUR	(278,081)	BNP Paribas SA	04/30/19	EUR	278	$7,626	$—	$7,626
S&P 500 Index Annual Dividend Future December 2020	USD	59,969	Goldman Sachs International	12/18/20	USD	60	13,969	—	13,969
Nikkei Dividend Future December 2020	JPY	4,215,000	BNP Paribas SA	04/01/21	JPY	4,215	3,239	—	3,239
Nikkei Dividend Future December 2020	JPY	3,827,500	BNP Paribas SA	04/01/21	JPY	3,828	6,735	—	6,735
Nikkei Dividend Future December 2020	JPY	7,760,000	BNP Paribas SA	04/01/21	JPY	7,760	12,524	—	12,524
S&P 500 Index Annual Dividend Future December 2021	USD	72,825	BNP Paribas SA	12/17/21	USD	73	17,250	—	17,250
Nikkei Dividend Future December 2021	JPY	4,260,000	BNP Paribas SA	04/01/22	JPY	4,260	2,932	—	2,932
Nikkei Dividend Future December 2021	JPY	3,985,000	BNP Paribas SA	04/01/22	JPY	3,985	5,414	—	5,414
Nikkei Dividend Future December 2021	JPY	3,975,000	BNP Paribas SA	04/01/22	JPY	3,975	5,504	—	5,504
Nikkei Dividend Future December 2021	JPY	7,860,000	BNP Paribas SA	04/01/22	JPY	7,860	11,820	—	11,820

							$87,013	$—	$87,013

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank NA	02/24/23 - 02/27/23	$(421,855)	$(7,249	)(b)	$(428,789)	0.2%
	JPMorgan Chase Bank NA	02/08/23	(440,451)	(10,869	)(c)	(451,454)	0.2%

				$(18,118)		$(880,243)

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-725 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR USD 1 Month

United States Overnight Bank Funding Rate

(b)	Amount includes $(315) of net dividends and financing fees.
(c)	Amount includes $134 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of March 31, 2019, expiration dates 02/24/23-02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

Canada
Pembina Pipeline Corp.	(130)	$(4,775)	1.1%

China
Alibaba Health Information Technology Ltd.	(6,000)	(6,948)	1.6
China Everbright International Ltd.	(9,000)	(9,167)	2.1
China Evergrande Group	(5,000)	(16,653)	3.9
China International Capital Corp. Ltd.	(5,200)	(12,071)	2.8
Great Wall Motor Co. Ltd.	(12,000)	(9,029)	2.1
Huazhu Group Ltd.	(456)	(19,216)	4.5
Vipshop Holdings Ltd.	(310)	(2,489)	0.6
Wuxi Biologics Cayman, Inc.	(2,000)	(19,483)	4.5
ZTO Express Cayman, Inc.	(1,220)	(22,302)	5.2

		(117,358)

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

	Shares	Value	% of Basket Value
France
Bollore SA	(636)	$(2,876)	0.7%

Germany
Daimler AG (Registered)	(63)	(3,697)	0.9
Innogy SE	(8)	(370)	0.1
thyssenkrupp AG	(1,148)	(15,792)	3.7
Volkswagen AG	(113)	(18,422)	4.3
Volkswagen AG (Preference)	(65)	(10,248)	2.4

		(48,529)
Japan
LINE Corp	(200)	(7,043)	1.6
Nippon Paint Holdings Co. Ltd.	(200)	(7,895)	1.8

		(14,938)
Mexico
Industrias Penoles SAB de CV	(161)	(2,009)	0.5

South Korea
Hyundai Heavy Industries Co. Ltd.	(47)	(4,938)	1.2
LG Display Co. Ltd.	(543)	(9,357)	2.2
Lotte Corp	(90)	(3,923)	0.9
Netmarble Corp.	(166)	(18,305)	4.3

		(36,523)
Sweden
Svenska Handelsbanken AB	(135)	(1,425)	0.3

Switzerland
Swisscom AG (Registered)	(9)	(4,403)	1.0

Taiwan
Advantech Co. Ltd.	(1,000)	(8,322)	1.9
Hotai Motor Co. Ltd.	(1,000)	(12,273)	2.9

		(20,595)
United Kingdom
Linde plc	(125)	(21,991)	5.1

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

	Shares	Value	% of Basket Value
United States
AmerisourceBergen Corp.	(76)	$(6,044)	1.4%
Aptiv plc	(100)	(7,949)	1.9
Baker Hughes a GE Co.	(153)	(4,241)	1.0
Diamondback Energy, Inc.	(71)	(7,209)	1.7
Digital Realty Trust, Inc.	(71)	(8,449)	2.1
DISH Network Corp.	(109)	(3,454)	0.9
Fortive Corp.	(158)	(13,255)	3.2
Freeport-McMoRan, Inc.	(1,298)	(16,731)	4.0
Hormel Foods Corp.	(321)	(14,367)	3.5
Incyte Corp.	(29)	(2,494)	0.7
NVIDIA Corp.	(7)	(1,257)	0.4
Regeneron Pharmaceuticals, Inc.	(28)	(11,497)	2.8
Sherwin-Williams Co. (The)	(42)	(18,090)	4.3
T Rowe Price Group, Inc.	(257)	(25,731)	6.1
Worldpay, Inc.	(111)	(12,599)	2.9

		(153,367)

Total Reference Entity — Short		(428,789)

Net Value of Reference Entity — Citibank NA		$(428,789)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of March 31, 2019, expiration dates 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Short

Australia
Transurban Group	(1,262)	$(11,836)	2.6%

Brazil
Lojas Americanas SA (Preference)	(1,019)	(4,333)	1.0
Ultrapar Participacoes SA	(188)	(2,248)	0.5

		(6,581)
Canada
Barrick Gold Corp	(131)	(1,796)	0.4
Cenovus Energy, Inc	(2,816)	(24,444)	5.4
Saputo, Inc	(555)	(18,917)	4.2

		(45,157)

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

	Shares	Value	% of Basket Value
China
AAC Technologies Holdings, Inc.	(1,500)	$(8,897)	2.0%
Autohome, Inc.	(121)	(12,720)	2.8
Brilliance China Automotive Holdings Ltd.	(14,000)	(13,907)	3.1
China Everbright International Ltd.	(4,000)	(4,074)	0.9
China Southern Airlines Co. Ltd.	(4,000)	(3,579)	0.8
China State Construction International Holdings Ltd.	(4,000)	(3,754)	0.8
Geely Automobile Holdings Ltd.	(3,000)	(5,757)	1.3
Huazhu Group Ltd.	(19)	(801)	0.2
iQIYI, Inc.	(519)	(12,414)	2.7
Shenzhou International Group Holdings Ltd.	(1,000)	(13,435)	3.0
Sunny Optical Technology Group Co. Ltd.	(2,400)	(28,772)	6.4
Vipshop Holdings Ltd.	(2,212)	(17,762)	3.9
Zhuzhou CRRC Times Electric Co. Ltd.	(700)	(4,144)	0.9

		(130,016)
France
Bollore SA	(493)	(2,229)	0.5

Germany
Daimler AG (Registered)	(327)	(19,189)	4.3
thyssenkrupp AG	(857)	(11,789)	2.6

		(30,978)
Hong Kong
China Gas Holdings Ltd.	(600)	(2,114)	0.5

Japan
Daiichi Sankyo Co. Ltd.	(100)	(4,618)	1.0
FamilyMart UNY Holdings Co. Ltd.	(900)	(22,942)	5.1
Fast Retailing Co. Ltd.	(100)	(47,096)	10.4
Makita Corp.	(100)	(3,495)	0.8
Nippon Paint Holdings Co. Ltd.	(400)	(15,790)	3.6

		(93,941)
Poland
Santander Bank Polska SA	(27)	(2,682)	0.7

Romania
NEPI Rockcastle plc	(33)	(278)	0.2

South Africa
Remgro Ltd.	(24)	(309)	0.2

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

	Shares	Value	% of Basket Value
South Korea
LG Display Co. Ltd.	(138)	$(2,378)	0.6%
Lotte Corp.	(18)	(785)	0.3
Lotte Shopping Co. Ltd.	(13)	(2,041)	0.6
Netmarble Corp.	(89)	(9,814)	2.3

		(15,018)
Taiwan
ASE Industrial Holding Co. Ltd.	(1,000)	(2,194)	0.6

United Kingdom
BT Group plc	(2,409)	(6,999)	1.7

United States
Activision Blizzard, Inc.	(62)	(2,823)	0.7
Brown-Forman Corp.	(223)	(11,770)	2.7
Conagra Brands, Inc.	(65)	(1,803)	0.5
Concho Resources, Inc.	(72)	(7,989)	1.9
Deere & Co.	(8)	(1,279)	0.4
Digital Realty Trust, Inc.	(50)	(5,950)	1.4
Electronic Arts, Inc.	(96)	(9,756)	2.3
Incyte Corp.	(68)	(5,849)	1.4
Molson Coors Brewing Co.	(130)	(7,754)	1.8
Sherwin-Williams Co. (The)	(17)	(7,322)	1.7
Square, Inc.	(233)	(17,457)	4.0
Tesla, Inc.	(55)	(15,393)	3.5
Workday, Inc.	(31)	(5,977)	1.4

		(101,122)

Total Reference Entity — Short		(451,454)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$(451,454)

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.60%
6 month EURIBOR	Euro Interbank Offered Rate	(0.23%)

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipt

CDX	Credit Default Swap Index

CVA	Certification Van Aandelon (Dutch Certificate)

EURIBOR	Euro Interbank Offered Rate

NASDAQ	National Association of Securities Dealers Automated

LIBOR	London Interbank Offered Rate

OTC	Over-The-Counter

PCL	Public Company Limited

PIK	Pay-In-Kind

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

SPDR	S&P Depository Receipt

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$28,581	$322,821	$110,403	$461,805
Belgium	—	2,602	—	2,602
Brazil	961,871	—	—	961,871
Canada	3,121,287	—	—	3,121,287
Chile	37,120	—	—	37,120
China	1,006,285	1,937,797	—	2,944,082
Czech Republic	—	71,957	—	71,957
Denmark	—	216,400	—	216,400
Finland	—	15,620	—	15,620
France	559,119	3,670,995	—	4,230,114
Germany	—	1,922,272	—	1,922,272
Hong Kong	59,483	1,614,684	—	1,674,167
India	—	1,827,966	—	1,827,966
Indonesia	—	66,737	—	66,737
Italy	189,894	708,043	—	897,937
Japan	—	12,811,538	—	12,811,538
Malaysia	—	24,513	—	24,513
Mexico	20,139	—	—	20,139
Netherlands	593,406	3,723,268	—	4,316,674
Norway	—	6,620	—	6,620
Peru	13,729	—	—	13,729
Portugal	—	46,245	—	46,245
Singapore	—	982,222	—	982,222
South Africa	33	13,137	—	13,170
South Korea	64,354	926,476	—	990,830
Spain	—	865,741	—	865,741
Sweden	—	19,788	—	19,788
Switzerland	—	1,641,187	—	1,641,187
Taiwan	198,975	1,443,583	—	1,642,558
Thailand	71,127	285,077	—	356,204
Turkey	—	649	—	649
United Arab Emirates	—	380,096	—	380,096
United Kingdom	499,406	2,307,112	—	2,806,518
United States	57,038,471	—	77,050	57,115,521
Corporate Bonds:
Australia	—	—	774,146	774,146
Chile	—	4,775	—	4,775
China	—	3,000	—	3,000
France	—	195,713	—	195,713
India	—	2	—	2
Japan	—	412,859	—	412,859
Luxembourg	—	38,572	—	38,572
Netherlands	—	205,566	—	205,566
Singapore	—	182,393	—	182,393
Turkey	—	—	146,000	146,000
United Kingdom	—	200,489	—	200,489
United States	—	6,500,100	—	6,500,100
Floating Rate Loan Interests	—	285,096	—	285,096
Foreign Government Obligations	—	3,623,977	—	3,623,977
Investment Companies	2,479,645	—	—	2,479,645
Preferred Securities:
Brazil	82,422	—	—	82,422
China	—	545,546	—	545,546
Germany	—	482,774	—	482,774

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
South Korea	$—	$13,737	$—	$13,737
United Kingdom	—	578,796	—	578,796
United States	420,470	995,811	1,961,013	3,377,294
U.S. Treasury Obligations	—	48,465,967	—	48,465,967
Short-Term Securities:
Foreign Government Obligations	—	6,451,508	—	6,451,508
Money Market Funds	715,475	—	—	715,475
Time Deposits	—	28,899	—	28,899
U.S. Treasury Obligations	—	4,996,839	—	4,996,839
Options Purchased:
Equity contracts	—	274,712	—	274,712
Foreign currency exchange contracts	—	39,883	—	39,883
Interest rate contracts	—	18,150	—	18,150
Liabilities:
Investment Sold Short
Common Stocks
Japan	—	(261,177)	—	(261,177)

Subtotal	$68,161,292	$112,139,133	$3,068,612	$183,369,037

Investments valued at NAV(a)				2,859,713

Total Investments				$186,228,750

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,808	$87,013	$—	$88,821
Foreign currency exchange contracts	—	145,143	—	145,143
Interest rate contracts	—	361,506	—	361,506
Liabilities:
Credit contracts	—	(941)	—	(941)
Equity contracts	(72,143)	(744,941)	—	(817,084)
Foreign currency exchange contracts	—	(112,595)	—	(112,595)
Interest rate contracts	—	(305,297)	—	(305,297)

	$(70,335)	$(570,112)	$—	$(640,447)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Global Allocation Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Securities	Total
Investments:
Assets:
Opening Balance, as of December 31, 2018	$200,896	$905,347	$1,746,553	$2,852,796
Transfers into level 3	—	—	—	—
Transfers out of level 3	—	2	—	2
Accrued discounts/premiums	—	(15,603)	—	(15,603)
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(13,443)	30,400	214,460	231,417
Purchases	—	—	—	—
Sales	—	—	—	—

Closing Balance, as of March 31, 2019	$187,453	$920,146	$1,961,013	$3,068,612

Net change in Unrealized appreciation (depreciation) on investments still held at March 31, 2019(a)	$(13,443)	$30,400	$214,460	$231,417

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $77,035. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Avgerage of Unobservable Inputs
Common Stocks	$110,418	Market	Revenue Multiple(a)	2.40x	—
			Time to Exit(a)	0.5 years	—
			Volatility(a)	43%	—
		Income	Discount Rate(b)	16%	—

Corporate Bonds	920,146	Income	Discount Rate(b)	16% - 35%	19%

Preferred Stocks(c)	1,961,013	Market	Revenue Multiple(a)	2.40x - 16.75x	8.18x
			Time to Exit(b)	0.5 - 1.8 years	—
			Volatility(b)	43%	—
			Discount Rate(b)	20%	—

	$2,991,577

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

(c)

For the period ended March 31, 2019, the valuation technique for investments classified as preferred stocks amounting to $170,651 changed to PWERM. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

27